Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Trading Symbol	TNK
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Class A
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	29,028,579
Class B
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	4,625,997